Note 9 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(60,973)	$(64,179)	$(33,279)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	29,984,284	39,023,643	39,093,246

Net loss per share —basic and diluted	$(2.03)	$(1.64)	$(0.85)